SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSR
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.
(Exact name of registrant as specified in charter)
----------

245 Sunrise Ave.
Palm Beach, FL 33480
(Address of principal executive offices) (Zip code)

Irving Levine, President
245 Sunrise Ave.
Palm Beach, FL 33480
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END:  FEBRUARY 28, 2005

DATE OF REPORTING PERIOD:  FEBRUARY 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940
(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.
The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

Annual Report                              February 28, 2005

                    (Copley Fund Logo Omitted)

                       Copley Fund, Inc.
                       A No-Load Fund

                        COPLEY FUND, INC.

                       FINANCIAL STATEMENTS

                       FOR THE YEAR ENDING

                        FEBRUARY 28, 2005

                        TABLE OF CONTENTS

Title                                             Page
-----                                             ----

Shareholder Letter and
Management's Discussion of Fund Performance.....  1-2

Stock Performance Graph.........................    3

Per Share Value Graph...........................    4

Independent Auditor's Report....................    5

Portfolio of Investments........................  6-8

Statement of Assets and Liabilities.............    9

Statement of Operations.........................   10

Statement of Changes in Net Assets..............   11

Statement of Cash Flow..........................   12

Notes to Financial Statements...................13-17

Financial Highlights............................   18

Supplemental Data...............................   19

About the Fund's Directors and Officers..Inside Back Cover

Copley Fund, Inc.
Copley Financial Services Corp. - Investment Manager
P.O. Box 3287, Fall River, Massachusetts 02722
(508)674-8459


April 2005

Dear Fellow Shareholder:

        Copley Fund had a good year in 2004 gaining 12.99%. Also, the first quarter of 2005 shows a gain of 1.85%. During this quarter Copley reached an all time interim high in net asset value. These gains, we believe, are the result of successfully pursuing the Fund's primary investment objective of the generation and accumulation of dividend income. The gains were enhanced by capital appreciation.
        The Fund's gains in 2004 are attributable primarily to our exposure in energy stocks and utilities which generated most of the gain. We had neutral performance in our financial, drug, telephone and insurance stocks. Keep in mind however, that practically all our stocks pay substantial dividends (adding to our net asset value) no matter the market performance. Our dividend income increased substantially during the last year because the majority of our stocks have increased their dividends. This in essence is our basic investment philosophy, i.e., the receipt of dividends in ever increasing amounts from profitable, well capitalized and highly visible companies.

	In addition to dividend increases the underlying value of our dividend paying stock has increased because the investing community is becoming more aware of the value of dividend income. Hence, the Fund's performance during the past year is the result of our continuing focus on companies with strong balance sheets and histories of dividend increases in an environment where dividend paying stocks have become more appealing to the investor.

	As we wrote in our last letter, Congress and the powers that be have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same over sight rules with a much smaller base. We are making every effort to keep our expenses in line.

	Our operating division has just added inventory to an additional chain whose hand bag departments we are supplying. We look forward to increased volume from this entity.

	Burton S. Stern has retired from our Board of Directors after serving for twenty-seven years. He was one of the original Directors at the start of Copley Fund, Inc. in 1978. We will miss his guidance, his incisive questions and his loyalty to shareholders. It was truly an honor to serve with him.

	It is gratifying that our philosophy has proven itself in that from our $3.00 per share start in 1978, we are now almost $44.00 per share with a structure that we feel has low investment risk. The following is our resulting performance from 1984 till now.

	1984*			+23.9% (Top performing Fund in 1984)
	1985			+25%
	1986			+18%
	1987			 -8%
	1988			+20%
	1989			+16% (Including a reserve for taxes on
                                      unrealized gains)
	1990			 -2%
	1991			+18%
	1992			+18%
	1993			+10%
	1994			 -7%
	1995			+26%
	1996			+ 5%
	1997			+25%
	1998			+14%
	1999			-6.86%
	2000			+22.50%
	2001			-9.30%
	2002			-13.9%
	2003			+14.31%
	2004			+12.99%
	2005			+2.98% (as of February 28, 2005)

	The performance data quoted represents past performance and investment return. Principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

	Our thanks to our Board and our many shareholders for their support during our twenty seven years of operation.

							Cordially yours,



							Irving Levine
							PRESIDENT

P.S. The Wall Street Journal no longer lists Copley Fund under Mutual Funds as its minimum assets listing is one hundred million dollars. However, one can get our net asset value daily over the internet.

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends of (i) Standard & Poor's 500 Stock Index and (ii) the Dow Jones Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below. The graph does not reflect the deduction for taxes that a shareholder may pay on the redemption of shares.


                            1995        1996    1997   1998     1999    2000    2001    2002    2003    2004


Copley Fund, Inc.           11,789      12,680  15,461 16,290   15,244  19,218  18,119  15,073  18,888  21,111

S&P 500                     13,411      16,341  21,835 27,663   30,857  27,740  24,800  19,319  24,380  29,561

Dow Jones Wilshire 5000     13,341      15,861  20,492 23,173   30,432  32,758  29,106  22,679  29,301  32,466


Assumes $10,000 invested on January 1, 1995 in each of (i) the Fund's stock; (ii) the S&P 500 Composite Stock index and (iii) the Dow Jones Wilshire 5000 Total Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders. Copley Fund, Inc., files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

The accompanying notes are an integral part of the financial statements

         Copley Fund, Inc. Per Share Value

       CALENDAR YEAR ENDED DECEMBER 31, 2004
         PERIOD ENDED FEBRUARY 28, 2005

         1983            6.06
         1984            7.51
         1985            9.36
         1986           11.00
         1987           10.11
         1988           12.12
         1989           14.28
         1990           14.06
         1991           16.47
         1992           19.38
         1993           21.35
         1994           19.71
         1995           24.65
         1996           26.05
         1997           32.58
         1998           37.04
         1999           34.50
         2000           42.26
         2001           38.33
         2002           32.99
         2003           37.71
         2004           42.61
         2005           43.88 (AS OF FEBRUARY 28, 2005)

Shareholders and Board of Directors
Copley Fund, Inc.
Palm Beach, Florida

INDEPENDENT AUDITOR'S REPORT

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 28, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
My responsibility is to express an opinion on these financial statements and financial highlights based upon my audit.

I conducted my audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 28, 2005 by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Copley Fund, Inc., as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                            Roy G. Hale
                                            Certified Public Accountant
La Plata, Maryland
April 19, 2005

                       COPLEY FUND, INC.
                  PORTFOLIO OF INVESTMENTS
                     February 28, 2005

COMMON STOCKS - 96.72%                 Shares      Value
BANKING - 6.67%
   Bank of America Corp. ............   20,000     $  933,000
   J.P. Morgan Chase & Company ......   42,000      1,535,100
   KeyCorp. .........................   15,000        495,000
   PNC Financial Services Group .....   35,000      1,842,400
                                                   ----------
                                                    4,805,500
                                                   ----------

DIVERSIFIED UTILITY COMPANIES - 9.80%
   Alliant Energy Corp. .............  20,000        535,000
   Dominion Resources, Inc. .........  30,000      2,160,900
   FPL Group ........................  55,000      4,364,250
                                                   ---------
                                                   7,060,150
                                                   ---------
DRUG COMPANIES - 4.57%
   Bristol Myers Squibb Co. ......... 100,000      2,503,000
   Pfizer, Inc. .....................  30,000        788,700
                                                   ---------
                                                   3,291,700
                                                   ---------
ELECTRIC AND GAS - 15.72%
   American Electric Power ..........  35,000      1,169,000
   Cinergy Corp. ....................  35,000      1,415,750
   First Energy Corp. ...............  40,000      1,649,600
   Great Plains Energy, Inc. ........  40,000      1,239,600
   Progress Energy, Inc. ............  40,000      1,733,600
   Public Service Enterprise Group ..  15,000        818,250
   Scana, Corp. .....................  50,000      1,902,000
   Sempra Energy, Inc. ..............  35,000      1,400,000
                                                   ---------
                                                  11,327,800
                                                  ----------

The accompanying notes are an integral part of the financial statements.

                        COPLEY FUND, INC.
                    PORTFOLIO OF INVESTMENTS
                       February 28, 2005


                                       Shares       Value

ELECTRIC POWER COMPANIES - 14.24%
   Ameren Corporation ...............  30,000    $ 1,544,100
   DTE Energy Company ...............  55,000      2,432,100
   Exelon Corporation ...............  23,200      1,052,352
   Nstar Corp. ......................  25,000      1,387,500
   PP&L Corp. .......................  50,000      2,727,000
   Southern Company .................  35,000      1,124,200
                                                   ---------
                                                   10,267,252
                                                   ----------
GAS UTILITIES & SUPPLIES - 12.96%
   Delta Natural Gas Co. ............  20,000        534,400
   Energy East Corp .................  40,000      1,028,800
   Keyspan Energy Corp. .............  45,000      1,779,750
   New Jersey Resources Corp. .......  37,500      1,665,000
   Northwest Natural Gas Co. ........  40,000      1,457,200
   Peoples Energy Corp. .............  40,000      1,711,200
   WGL Holdings, Inc.................  38,000      1,166,600
                                                   ---------
                                                   9,342,950
                                                   ---------
HEALTH CARE PRODUCTS - 1.19%
   *Zimmer Holdings, Inc. ...........  10,000        859,000
                                                   ---------
INSURANCE - 3.31%
   Arthur J. Gallagher & Company ....  80,000      2,388,800
                                                   ---------
OILS - 19.03%
   BP Amoco PLC. ....................  25,500      1,655,460
   Chevron Texaco Corp. .............  46,200      2,868,096
   Exxon-Mobil Corp. ................ 106,086      6,716,305
   Sunoco, Inc. .....................  25,000      2,477,500
                                                   ---------
                                                  13,717,361
                                                  ----------



The accompanying notes are an integral part of the financial statements.

                        COPLEY FUND, INC.
                   PORTFOLIO OF INVESTMENTS
                      February 28, 2005



                                                          Shares        Value
RETAIL - 1.43%
   Wal-Mart Stores, Inc. ............  20,000    $ 1,032,200
                                                 -----------
TELEPHONE - 7.80%
   Bell South Corp. .................  20,000        516,000
   Citizens Communications Company ..  20,000        266,800
   SBC Communications, Inc. .........  60,430      1,453,342
   Verizon Communications, Inc. .....  94,232      3,389,525
                                                  ----------
                                                   5,625,667
                                                  ----------

Total value of investments (Cost $28,775,762)     69,718,380
Excess of cash and other assets over liabilities   2,360,680
                                                  ----------

NET ASSETS...................................    $72,079,060
                                                 ===========

*Non-income producing securities.

Federal Tax Information: At February 28, 2005, the net unrealized appreciation based on cost for Federal income tax purposes of $40,942,618 was as follows:

Aggregate gross unrealized appreciation for
all investments for which there was an excess
of value over cost..............................  $40,969,618
Aggregate gross unrealized depreciation for all
investments for which there was an excess of
cost over value..............................     (    27,000)
                                                  ------------

Net unrealized appreciation...................    $40,942,618
                                                  =============








The accompanying notes are an integral part of the financial statements.

                        COPLEY FUND, INC.
               STATEMENT OF ASSETS AND LIABILITIES
                    February 28, 2005
ASSETS

Investments in securities, at value
(identified cost $28,775,762) (Note 1)            $69,718,380
Cash ................................               3,027,409
Receivables:
  Subscriptions .....................   $    182
  Trade (Notes 7 & 8)................     20,799
  Dividends and interest ............    175,863      196,844
                                         --------
Inventory (Notes 1,7 & 8)............                 155,582
Prepaid Expenses ....................                     110
                                                   ----------
    Total Assets ....................              73,098,325

LIABILITIES
 Payables:
  Redemptions........................     64,248
  Trade..............................     27,336
  Accrued income taxes-current.......    112,656
  Accrued expenses....................    56,259
 Deferred income taxes (Notes 1 and 4)   758,766
                                         --------
     Total Liabilities ..............             ( 1,019,265)
                                                  ------------
Commitments and Contingencies (Note 7)

  Net Assets ........................             $72,079,060
                                                  ===========

Net assets consist of:
 Capital paid in  ...................             $ 4,563,964
 Undistributed net investment and
  operating income .................               25,290,237
 Accumulated net realized gain on
  investment transactions  ..........               1,282,241
 Net unrealized appreciation in value
  of investments (Note 4) ...........              40,942,618
                                                  -----------

   Total.............................             $72,079,060
                                                  ===========

 Net Asset Value, Offering and Redemption
 Price Per Share (5,000,000 shares authorized,
 1,642,667 shares of $1.00 par value capital
 stock outstanding)                                  $  43.88
                                                   ==========



The accompanying notes are an integral part of the financial statements.

                          COPLEY FUND, INC.
                      STATEMENT OF OPERATIONS
                For the year ending February 28, 2005

Investment Income (Note 1)
  Income
    Dividend........................... $2,460,104
    Interest...........................     48,804
                                        ----------
      Investment income................                $2,508,908
  Expenses:
    Investment advisory fee (Note 7)...    503,783
    Professional fees..................     90,413
    Custodian fees.....................     20,651
    Accounting and Shareholder Services     67,383
    Printing...........................      8,244
    Postage and shipping...............      4,768
    Directors fees.....................     21,846
    Blue Sky fees......................      4,566
    Insurance..........................     50,055
    Office expense and miscellaneous...      2,556
                                         ---------
                                           774,265
    Less: Investment advisory fee waived    60,000        714,265
                                         ---------     ----------

    Net investment income before income
      taxes...........................                  1,794,643

Operating Profit (Notes 4, 7 and 9)
    Gross profit.......................     45,619
    Less: Operating expenses...........     37,387
                                         ---------
    Net operating profit before income
     taxes                                                  8,232
                                                        ---------

Net Investment and Operating Income before
  Income Taxes ........................                 1,802,875
    Less provision for income taxes (Notes
    4 and 9)...........................                   150,931
                                                        ---------
    Net investment and operating income                 1,651,944

Realized and Unrealized Gain (Loss) on
  Investments (Notes 4 and 6)
  Realized gain/loss from investment trans-
   actions during the period...........          0
  Increase in unrealized appreciation of
   investments during current period...  6,063,307
                                         ----------
  Net realized and unrealized gain.....                 6,063,307
                                                        ---------

Net Increase in Net Assets Resulting from Operations   $7,715,251
                                                       ==========



The accompanying notes are an integral part of the financial statements.

                       COPLEY FUND, INC.
               STATEMENT OF CHANGES IN NET ASSETS


                                          Year Ended    Year Ended
                                            2/28/05       2/29/04
                                          ----------    ----------

Increase (Decrease) in Net Assets
 from Operations

 Net investment and operating income..    $ 1,651,944   $ 1,539,087
 Net realized gain/loss on investment
  transactions........................              0   (   308,205)
  Net change in unrealized appreciation
  on investments......................      6,063,307    13,130,685
                                           -----------  ------------
 Increase (decrease) in net assets
  resulting from operations...........      7,715,251    14,361,567

Net Equalization (Debits) Credits
  (Note 1)............................    ( 4,161,656)  (   984,203)

Capital Share Transactions (Note 5)
 Increase (decrease) in net assets
  resulting from capital share
  transactions.........................   (   947,511)  ( 1,548,225)
                                          ------------  ------------

 Total increase (decrease) in net assets    2,606,084    11,829,139

Net Assets
 Beginning of Period...................    69,472,976    57,643,837
                                          -----------   -----------

 End of Period (including undistributed
  net   investment and operating income
  of $25,290,237 and $27,799,949
  respectively)                           $72,079,060   $69,472,976
                                          ===========   ===========









The accompanying notes are an integral part of the financial statements.

                         COPLEY FUND, INC.
                    STATEMENT OF CASH FLOWS
             For the year ending February 28, 2005


Increase (Decrease) in Cash

Cash flows from operating activities
   Dividends and interest received................   $ 2,534,038
   Proceeds from disposition of long-term
    portfolio investments.........................       475,000
   Receipts from customers........................       154,040
   Payments of taxes, net.........................   (   158,545)
   Expenses paid..................................   (   647,472)
   Purchase of long-term portfolio investments....   (   293,800)
   Payments to suppliers..........................   (   137,767)
                                                     ------------
    Net cash provided by operating activities.....     1,925,494
                                                     ============

Cash flows provided by financing activities
  Fund shares sold ...............................       466,659
  Fund shares repurchased ........................   ( 5,580,991)
                                                     ------------
    Net cash used by financing activities.........   ( 5,114,332)
                                                     ============

    Net decrease in cash..........................   ( 3,188,838)
    Cash at beginning of the year.................     6,216,247
                                                     ------------
    Cash as of February 28, 2005..................   $ 3,027,409
                                                     ============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets resulting from
 operations                                          $ 7,715,251
                                                     -----------

 Increase in investments .........................   ( 5,882,107)
 Decrease in dividends and interest receivable ...        19,975
 Increase in receivables from customers ..........   (     3,402)
 Decrease in inventory ...........................        20,243
 Decrease in subscriptions receivable ............   (       771)
 Increase in income taxes payable ................        53,007
 Decrease in trade payables ......................         6,690
 Increase in other assets ........................   (         2)
 Decrease in accrued expenses ....................   (     3,390)
                                                     ------------
   Total adjustments .............................   ( 5,789,757)
                                                     ------------

   Net cash provided by operating activities......   $ 1,925,494
                                                     ===========



The accompanying notes are an integral part of the financial statements.

                         COPLEY FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies

        The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    Security Valuation

        Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

    Sales of Securities

        In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

    Equalization

        The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

    Distributions

        It is the Fund?s policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund's shares.

    Inventory

        Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

    Income Taxes

        The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

     Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.



The accompanying notes are an integral part of the financial statements.

                         COPLEY FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS


2.   Portfolio of Investments

        Copley Fund, Inc., files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund has 60 days after the end of the first and third quarters to file the report with the SEC. Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. and information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-352-9908 and are available on the SEC website at http://www.sec.gov.

        Information regarding how the Fund voted proxies relating to portfolio securities, during the most recent 12-month period, is available without charge, upon request, by calling 1-800-352-9908 and are available on the SEC website at http://www.sec.gov.

3.  Shareholder Expenses

        As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

        The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

        The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The accompanying notes are an integral part of the financial statements.

                           COPLEY FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS

         It is important to consider that Copley Fund, Inc., includes federal and state income taxes paid by the Fund on current earnings in the expense ratios used in the following table. Most other funds do not pay income taxes on current earnings but pass the obligation to shareholders.

                        Beginning          Ending            Expenses Paid
                      Account Value      Account Value       During Period
                    September 1, 2004   February 28, 2005   (9/1/04-2/28/05)
----------------------------------------------------------------------------
Actual                   $1,000            $1,102              $5
----------------------------------------------------------------------------
Hypothetical             $1,000            $1,045              $5
(5% return before
expenses
----------------------------------------------------------------------------

 *Expenses are equal to the Fund's annualized expense ratio of 0.923%, multiplied by the average account value over the period, multiplied by the number of days in the Fund's most recent fiscal half-year divided by 365 or 366 (to reflect the one-half year period shown).

  The actual return for the Fund during this six month period, which is not annualized was 10.24%.


4.  Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

      Regular tax liability.................     $  149,783
      Deferred tax liability................         65,706
                                                 ----------
                                                 $  215,489
                                                 ==========

  The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist based upon the Fund being a going-concern entity. If the Fund's income tax liability should exceed the amount of current and deferred income taxes, for an unforeseen reason, the Fund's Board of Directors is prepared to take the necessary steps to convert the Fund to a Regulated Investment Company (RIC). Income tax obligations associated with the conversion to RIC status will be recognized when the Board of Directors directs that a conversion be implemented. It is not the intent of management or the Board of Directors to convert to RIC status in the foreseeable future.

  The amount of deferred taxes currently available to the Fund is $758,766. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

  The Fund has $2,348,310 in accumulated capital loss carry forwards which expire as follows: $418,498 on February 28, 2007; $1,621,607 on February 28, 2008; and $308,205 on February 28, 2009.

  The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year in which the Fund does not pay a federal alternative minimum tax.


The accompanying notes are an integral part of the financial statements.

                          COPLEY FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS

  In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley
Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS




5.  Capital Stock

    At February 28, 2005, there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

                                Year Ended             Year Ended
                                 2/28/05                 2/29/04

                            Shares     Amount      Shares    Amount

Shares sold........         10,822    $ 442,939     42,038  $ 1,496,347
Shares repurchased.      ( 137,658) ( 5,553,702)  (112,226)  (4,033,417)
                         ---------- ------------  ---------  -----------
 Net Change........      ( 126,836) $(5,110,763)  ( 70,188) $(2,537,070)
                         =========  ============  ========= ============


6.  Purchase and Sale of Securities

    Purchases and sales of securities, other than United States government obligations and short-term notes, aggregated $293,800 and $475,000 respectively.


7.  Investment Advisory Fee and Other Transactions with Related Parties

    Copley Financial Services Corporation (CFSC), a Massachusetts corporation, serves as investment advisor to the Fund. Irving Levine, Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

    Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.


    Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

    For the year ended February 28, 2005, the fee for investment advisory service totaled $503,783 less fees of $60,000 voluntarily waived. Also during the period unaffiliated directors received $21,846 in directors' fees.

Operating Division

The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Results of the operating division during this period are as follows:


The accompanying notes are an integral part of the financial statements.

                        COPLEY FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS



     Sales................................  $ 157,442
     Cost of goods sold ..................   (116,978)
                                            ----------
     Gross profit ........................     40,464
     General & administrative expenses ...   ( 37,387
     )                                      =========
     Net income from operations ..........      3,077
     Other income (dividends and interest)      5,155
                                            ---------
     Net Income ..........................  $   8,232
                                            ==========


8.  Notes Payable

    A $3,000,000 line of credit has been secured for the operating division from Bank of America. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

9.  Commitments and Contingencies

    Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

    Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

    The Internal Revenue Service has, during examinations of the Fund's federal income tax returns, accepted management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating division. This finding by the Internal Revenue Service is always subject to review by the Service and a finding different from the one issued in the past could be made by the Service.

    Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.




The accompanying notes are an integral part of the financial statements.

                          COPLEY FUND, INC.

                        FINANCIAL HIGHLIGHTS

      The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

                                                        Year Ended
                                           February        February        February       February         February     February
                                           28,2005         29, 2004         28,2003        28,2002          28,2001     29,2000
                                          ---------       ---------        -------        --------         --------     ---------

Net asset value, beginning  of year        $39.26          $31.33           $37.66         $39.94           $31.68       $34.22

Income (loss) for investment
  Operations:
  Net investment income (loss)               0.99            0.85            0.95            0.67             0.97         1.06

  Net gains (losses) on
    securities (both realized
    and unrealized)                          3.63            7.08           (7.28)          (2.95)            7.29       ( 3.60)
                                            -------------------------------------------------------------------------------------

Total investment operations                  4.62            7.93           (6.33)          (2.28)            8.26       ( 2.54)

Net asset value, end of year               $43.88          $39.26          $31.33          $37.66           $39.94        $31.68
                                            =====================================================================================
Total Return(a)                             11.77%          25.31%         -16.81%          -5.72%           26.07%       -7.42%

Net assets, last day of
 February (in thousands)                    72,079          69,473          57,644          76,607           83,573       71,723

Ratio of expenses to average
  net assets(b)(c)                           1.01%            1.01%           1.07%          0.98%            1.04%        1.06%

Ratio of net income (loss)
  to average net assets(c)              2.33%            2.42%           2.47%          1.70%            2.66%        3.01%

Portfolio turnover rate                      0.44%            0.92%           8.65%          3.33%            26.26%       6.77%

Number of shares outstanding
at end of period (in thousands)              1,643            1,770           1,840           2,034            2,092       2,264


(a)Total return for periods less than one year are not annualized.
(b)Ratio of expenses presented exclude income taxes.
(c)Annualized for periods less than one year.






The accompanying notes are an integral part of the financial statements.

SUPPLEMENTAL DATA

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

	A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to portfolio securities during the most recent 12 month period ended February 28, 2005, (i) is available, without charge and upon request, by calling 1-800-352-9908; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

	The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

	On March 18, 2005, the Board of Directors of the Fund approved the continuation of the advisory agreement with Copley Financial Services Corp. ("CFSC"). Prior to approving the continuation of the advisory agreement, the Board considered:

* the nature, extent and quality of the services provided by CFSC

* the investment performance of the Fund

* the costs of the services to be provided and profits to be realized by CFSC from its relationship with the Fund

* the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale

* the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by CFSC, the Board of Directors reviewed the portfolio management, operating division supervision and regulatory compliance services provided by CFSC to the Fund. The Board concluded that CFSC was providing essential services to the Fund. In particular, the Board concluded that CFSC was providing unique and specialized supervision of the Fund's operating division.

	The Directors compared the performance of the Fund to benchmark indices over various periods of time. It also examined the Fund's investment objective and the dividend paying record of the portfolio securities selected by CFSC. Based upon this the Board concluded that the performance of the Fund warranted the continuation of the advisory agreement.

	In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report of the costs of services provided by and the profits realized by CFSC from its relationship with the Fund and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee paid by the Fund was equal to or lower than the average advisory fee paid by comparable mutual funds, but the expense ratio of the Fund was lower than the average expense ratio of comparable mutual funds. They noted that this fee also is adjusted downward if economies of scale were realized during the current contract period as the Fund grew, but did not consider that factor to be significant in light of the other factors considered. They did find significant, however, the fact that CFSC had voluntarily waived the receipt of $60,000 of its advisory fee, a practice it has engaged in for many years, in an effort to control the Fund's expense ratio. CFSC can discontinue this practice at any time.

ABOUT THE FUND'S DIRECTORS AND OFFICERS

        The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

INDEPENDENT DIRECTORS

Name
(Date of Birth)                 Principal Occupations(s) During Past 5 years
Elected                         and Other Directorships of Public Companies
_____________________________________________________________________________

Albert Resnick, M.D.		Physician Since 1948
(March 23, 1922)
1978
[1]

Kenneth Joblon			President, Brittany Dyeing & Printing Corp.
(February 28, 1946)		New Bedford, MA
1996
[1]

Burton S. Stern			Private Investor
(March 24, 1926)
1978

INSIDE DIRECTORS

Name
(Date of Birth)
Year Elected
(Number of Copley               Principal Occupations(s) During Past 5 years
Portfolios Overseen)		and Other Directorships of Public Companies
_____________________________________________________________________________

Irving Levine			President, Treasurer and a Director of Copley
(September 25, 1921)		Financial Services Corp. since 1978; a
1978                            Director of Franklin Capital Corp. (an
[1]                             operating investment company) from March,
                                1990 to October, 2004; Chairman of the
                                Board and Treasurer of Stuffco International,
                                Inc., a ladies handbag processor and retail chain operator, since February 1978;
                                Director of US Energy Systems, Inc. from 2000 to October, 2004.

OFFICERS

Name
(Date of Birth)                 Principal Occupations(s) During Past 5 years
Title       			and Other Directorships of Public Companies
_____________________________________________________________________________

Irvine Levine			See Above
(September 25, 1921)
Chairman of the Board of
Directors and President

Eileen Joinson			Clerk-Treasurer of the Fund since 1980; Clerk
(March 14, 1948)                and Office Manager of Stuffco International,
Clerk                           Inc., a ladies handbag processor, since 1978.

COPLEY FUND, INC. Annual Report
A No-Load Fund February 28, 2005

Investment Adviser
Copley Financial Services Corp.
P.O. Box 3287
Fall River, Massachusetts 02722

Custodian
Bank of America
111 Westminster Street
Providence, Rhode Island 02903

Transfer Agent
Gemini Fund Services
4020 South 147th Street
Suite 2
Omaha, Nebraska  68137
Tel. (402)493-4603
(877)881-2751
FAX: (402)963-9094

General Counsel
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Auditors
Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

Item 2.	CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (508)674-8459.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

The registrant paid the following amounts to Roy G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two calendar years:

                                        2004                    2005
                                        ----                    ----

(a)     Audit Fees                      $18,250                 $17,800

(b)     Audit Related Fees              None                    None

(c)     Tax Fees                        None                    None

(d)     All Other Fees                  None                    None

(e)(1) The Fund's Independent Directors perform the functions of an audit committee. The Fund has no standing audit committee. The policy of the Fund's Directors is to specifically pre-approve (i) all audit and non-audit services provided by the Fund's independent auditor to the Fund ("Fund Services") and (ii) all non-audit services provided by the Fund's independent auditor to the Fund's advisor.

If such Fund Services are required during the period between the Fund's regularly scheduled meetings, the President must seek approval from the Independent Directors.

(e)(2) The Fund's Independent Directors approved 100% of the fees described paragraphs (b) through (d) of this item.

(f)  Not applicable.

(g)  See above table.

(h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has no audit or other standing committees.
Rather the Independent Directors function as the audit and nominating committee. The Independent Directors, in performing the functions of the nominating committee advise the Board of Directors on the selection and nomination of individuals to serve as Directors of the Fund. Nominations for director, including nominations submitted by shareholders are evaluated according to the Fund's specific needs and the nominees' knowledge, expertise background and reputation. The Independent Directors do not have a formal procedure by which shareholders may recommend director candidates but will consider appropriate candidates recommended by shareholders. A shareholder wishing to submit such a recommendation should send a letter to the Fund's Clerk at PO Box 3287, Fall River, MA 02722. The mailing envelope should have a clear notation that the enclosed letter contains a DIRECTOR NOMINEE RECOMMENDATION. The letter must identify the writer as a shareholder and provide a summary of the candidate's qualifications.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officer, whose certification is included herewith, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940
(the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's fiscal year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  The Exhibits listed below are filed as a part of this Form:

(1)  Code of Ethics, that is the subject of the disclosure required by
Item 2, filed as Exhibit (a)(1) to Registrant's Form N-CSRS filed on October 9, 2004 (Accession No. 0000721291-04-000017.

(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith. Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Copley Fund, Inc.

                                           By: /s/ Irving Levine


                                           ___________________________
                                            Name:  Irving Levine
                                            Title: President (Principal
                                            Executive Officer)

Date: May 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

                                            By: /s/ Irving Levine



                                           ___________________________
                                            Name:  Irving Levine
                                            Title: President (Principal
                                                   Executive Officer &
                                                   Principal Financial
                                                   and Accounting Officer)
Date: May 6, 2005


























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